Schedule of Accounts Payable and Accrued Interest Related Party (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Accounts payable	$ 527,476	$ 534,652
Accrued interest		54,145
Accounts payable and accrued interest	$ 527,476	$ 588,797